Himax Technologies, Inc. (the Parent Company only) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 691,789	$ 840,542	$ 770,739
Costs and expenses	661,117	767,817	696,396
Operating Income (loss)	30,672	72,725	74,343
Gain on sale of investment securities	1,993	10,471	(8)
Earnings before income taxes	32,867	85,494	75,400
Income taxes expenses	(11,405)	(21,591)	(19,476)
Net income (loss)	21,462	63,903	55,924
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	460	525	(248)
Operating Income (loss)	(460)	(525)	248
Equity in earnings from subsidiaries and affiliates	20,820	49,656	59,402
Gain on sale of investment securities	1,682	10,743	0
Other non-operating income	3,153	6,724	1,826
Earnings before income taxes	25,195	66,598	61,476
Income taxes expenses	0	0	0
Net income (loss)	$ 25,195	$ 66,598	$ 61,476